Warrant Liability (Details) - Schedule of the warrant liability	3 Months Ended
Mar. 31, 2023 USD ($)
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	$ 2,734,804
Exercise of the pre-funded warrants	(2,705,253)
Total number of liability warrants	2,875,580
Transfer to equity	(3,975,046)
Change in fair value	1,698,680
Balance-Ending of period	628,765
Warrants Nov 3, 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	197,733
Exercise of the pre-funded warrants	(284,554)
Total number of liability warrants
Transfer to equity
Change in fair value	86,821
Balance-Ending of period
Warrants Jan 11, 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	501,330
Exercise of the pre-funded warrants
Total number of liability warrants
Transfer to equity
Change in fair value	127,435
Balance-Ending of period	628,765
October 12, 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period	2,035,741
Exercise of the pre-funded warrants	(2,420,699)
Total number of liability warrants
Transfer to equity	(564,946)
Change in fair value	949,904
Balance-Ending of period
January 19, 2023 [Member]
Condensed Financial Statements, Captions [Line Items]
Balance-beginning of period
Exercise of the pre-funded warrants
Total number of liability warrants	2,875,580
Transfer to equity	(3,410,100)
Change in fair value	534,520
Balance-Ending of period